Inventories (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories (textual) [Abstract]
Excess of replacement or current costs over stated LIFO value	$ 55	$ 56	$ 56
Inventory, Net [Abstract]
Convenience store merchandise	110	111	104
Motor fuel (at LIFO)	51	56	54
Supplies	2	1	1
Inventories	$ 163	$ 168	$ 159